Derivative liability	12 Months Ended
Dec. 31, 2013
Derivative liability [Abstract]
Derivative liability
7	Derivative liability

The Company has issued stock purchase warrants. Based on the terms of certain of these warrants the Company determined that the warrants were a derivative liability which is recognized at fair value at the date of the transaction and re-measured at fair value each reporting period with the changes in fair value recorded in the consolidated statement of loss and comprehensive loss.

CDN $0.50 Unit Warrants

The Company issued 4,150,000 units on January 23, 2012, 560,000 on February 27, 2012 and 50,000 on May 10, 2012. In addition, during the year ended December 31, 2011 the Company issued 500,000 units on October 3, 2011, 100,000 on October 7, 2011, and 50,000 on November 11, 2011. In total, the Company issued 5,410,000 units for services in settlement of accounts payable and cash proceeds for an aggregate of $2,671,923 (CDN $2,705,000).

The proceeds from the issuance of 3,000,000 of these units were held in escrow pursuant to an exclusive option investment agreement with a strategic investor. Subsequently, the Company elected to allow the option to expire and the related units were cancelled and the funds returned from escrow to the subscriber in order for the Company to retain control over certain intellectual property and commercial rights.

During the year ended December 31, 2013, 221,000 warrants were exercised for no additional consideration for 221,000 shares of common stock.  As a result, $241,715 of the derivative liability has been reclassified to equity.  The warrants that have been exercised were revalued at their exercise date and then the reclassification to equity was recorded.

Subsequent to December 31, 2013, 20,000 CDN $0.50 warrants were exercised for no additional consideration.  In addition, on January 25, 2014 2,169,000 CDN $0.50 warrants expired.  All of the CDN $0.50 warrants outstanding at December 31, 2013 have now either been exercised or have expired.

The remaining warrants issued with the units have been re-valued at December 31, 2013 using a simulated probability valuation model using the following assumptions:  dividend rate - 0%, volatility – 72.8%, risk free rate - 0.09% and a term of one month.

Investor Warrants

In connection with the Reverse Acquisition (note 3), on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013, the Company entered into and closed a series of subscription agreements with accredited investors (the “Investors”), pursuant to which the Company issued an aggregate of 13,125,002 Units at a purchase price of $0.80 per Unit, for aggregate gross proceeds of $10,500,000 (the “Private Offering”). Each Unit consists of one share of common stock and one five-year warrant (the “Investor Warrants”) to purchase one share of common stock at an exercise price of $0.80. The exercise price of the Investor Warrants is subject to adjustment in the event that the Company sells common stock at a price lower than the exercise price, subject to certain exceptions. The Investor Warrants are redeemable by the Company at a price of $0.001 per Investor Warrant at any time subject to the conditions that (i) the Company’s common stock has traded for twenty (20) consecutive trading days with a closing price of at least $1.60 per share with an average trading volume of 50,000 shares per day and (ii) the underlying shares of common stock are registered.

The Investor Warrants issued with the units have been re-valued at December 31, 2013 using a simulated probability valuation model using the following assumptions:  dividend rate - 0%, volatility - 78%, risk free rate - 1.3% and a term of approximately 4.25 years.

Dividend Warrants

As a result of the Reverse Acquisition, warrants that Berry issued pursuant a warrant dividend became warrants of the Company (the “Dividend Warrants”). The Dividend Warrants are exercisable at $1.25 per share until January 24, 2018. The Dividend Warrants will only be exercisable at such times as the underlying shares of common stock are registered. The Dividend Warrants will be redeemable by the Company at a price of $0.001 per Dividend Warrant at any time commencing 18 months following the date of issuance subject to the conditions that (i) the Company’s common stock has traded for twenty (20) consecutive trading days with a closing price of at least $2.50 per share and (ii) the underlying shares of common stock are registered. Subject to the conditions set forth therein, the Dividend Warrants may be redeemed by the Company upon not less than ninety (60) days nor more than ninety (90) days prior written notice.

The Dividend Warrants have been measured at fair value at December 31, 2013 using a simulated probability valuation model using the following assumptions:  dividend rate - 0%, volatility - 78%, risk free rate - 1.3% and a term of approximately 4 years.

Warrants issued for services

During the year ended December 31, 2013 the Company issued 300,000 warrants for services.  The warrants were issued on September 12, 2013 and are exercisable on a cashless basis at an exercise price of $1.76 for five years.  The Company has recognized $124,020 in expense in the consolidated statement of operations.

The warrants have been measured at fair value at their issue date of December 31, 2013 using a simulated probability valuation model using the following assumptions:  dividend rate - 0%, volatility -88%, risk free rate - 1.8% and a term of approximately 4.75 years.

The Company’s derivative liability is summarized as follows:

	December 31, 2013 $	December 31, 2012 $

Opening balance	121,000	106,146

Issuance of units	3,681,372	333,356
Dividend warrant liability acquired on reverse acquisition	2,041,680	-
Warrants issued for services	124,020	-
Change in fair value of unexercised warrants	(1,324,051)	(318,502)
Reclassification to equity upon exercise of warrants	(241,715)	-

Closing balance	4,402,306	121,000